Quarterly Report
February 28, 2021
MFS®  International Intrinsic Value Fund
FGI-Q3

Portfolio of Investments
2/28/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 92.3%
Airlines – 0.8%
Ryanair Holdings PLC, ADR (a)	2,123,728	$228,343,235
Alcoholic Beverages – 5.5%
Diageo PLC	14,305,866	$560,557,505
Heineken N.V.	3,639,176	358,732,445
Pernod Ricard S.A.	3,774,601	716,610,784
		$1,635,900,734
Apparel Manufacturers – 1.2%
Compagnie Financiere Richemont S.A.	2,241,979	$215,855,022
LVMH Moet Hennessy Louis Vuitton SE	233,998	148,223,475
		$364,078,497
Automotive – 0.9%
Compagnie Generale des Etablissements Michelin	1,000,223	$144,516,655
Knorr-Bremse AG	923,348	117,578,535
		$262,095,190
Biotechnology – 1.4%
Novozymes A.S.	6,626,042	$409,397,195
Brokerage & Asset Managers – 0.5%
Euronext N.V.	1,311,346	$141,132,714
Business Services – 6.5%
Compass Group PLC (a)	10,474,942	$212,338,188
Experian PLC	8,891,928	281,584,575
Intertek Group PLC	3,830,594	285,838,142
Nomura Research Institute Ltd.	7,663,654	237,972,651
Secom Co. Ltd.	4,282,600	373,380,459
SGS S.A.	155,025	442,246,881
Sohgo Security Services Co. Ltd.	2,310,300	104,668,417
		$1,938,029,313
Chemicals – 2.9%
Givaudan S.A.	226,086	$851,752,566
Computer Software – 9.9%
ANSYS, Inc. (a)	2,154,816	$734,770,708
Cadence Design Systems, Inc. (a)	10,748,311	1,516,479,199
Dassault Systemes S.A.	1,287,903	267,118,873
OBIC Co. Ltd.	1,421,200	239,722,088
SAP SE	1,509,548	185,886,578
		$2,943,977,446
Computer Software - Systems – 4.9%
Amadeus IT Group S.A. (a)	7,735,297	$536,649,068
Descartes Systems Group, Inc. (a)	1,385,045	81,093,590
Samsung Electronics Co. Ltd.	8,042,621	589,816,618
Wix.com Ltd. (a)	684,384	238,555,731
		$1,446,115,007
Construction – 0.6%
Geberit AG	324,835	$191,476,422

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 10.4%
Colgate-Palmolive Co.	6,795,162	$510,996,182
Kao Corp.	7,786,600	525,567,004
Kobayashi Pharmaceutical Co. Ltd. (h)	4,119,800	389,999,239
KOSE Corp.	482,800	77,315,034
Lion Corp.	3,642,500	69,914,677
L'Oréal	1,914,751	699,541,876
Reckitt Benckiser Group PLC	6,905,444	577,239,903
ROHTO Pharmaceutical Co. Ltd. (h)	8,724,900	234,939,512
		$3,085,513,427
Electrical Equipment – 6.1%
Halma PLC	8,575,854	$270,858,448
OMRON Corp.	3,103,700	251,654,410
Schneider Electric SE	6,403,651	949,179,516
Spectris PLC	4,812,240	203,411,894
Yokogawa Electric Corp.	6,264,500	119,961,887
		$1,795,066,155
Electronics – 10.5%
Analog Devices, Inc.	3,741,515	$583,002,867
DISCO Corp.	332,700	104,246,728
Hirose Electric Co. Ltd. (h)	2,630,400	387,752,850
Infineon Technologies AG	1,323,116	57,470,631
Legrand S.A.	6,585,683	571,473,429
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	9,422,642	1,186,687,534
Texas Instruments, Inc.	1,212,932	208,951,796
		$3,099,585,835
Engineering - Construction – 1.1%
IMI PLC (h)	17,400,557	$317,333,765
Food & Beverages – 8.8%
Chocoladefabriken Lindt & Sprungli AG	6,674	$55,943,770
Danone S.A.	4,399,388	299,694,437
Ezaki Glico Co. Ltd.	3,150,700	128,715,381
ITO EN Ltd. (h)	6,396,500	353,958,411
Kerry Group PLC	1,691,937	204,038,691
Nestle S.A.	11,395,054	1,190,051,261
Nissan Foods Holdings Co. Ltd.	1,062,700	80,254,562
Toyo Suisan Kaisha Ltd. (h)	7,314,700	311,541,235
		$2,624,197,748
Insurance – 0.3%
Hiscox Ltd. (a)	7,940,593	$104,433,160
Machinery & Tools – 5.6%
Epiroc AB, “A”	8,828,582	$187,363,883
GEA Group AG	5,373,361	185,550,099
Nordson Corp.	1,296,359	249,432,435
Schindler Holding AG	952,042	259,766,750
SMC Corp.	569,900	338,801,264
Spirax-Sarco Engineering PLC	2,655,177	396,183,547
Wartsila Oyj Abp	4,100,262	47,008,044
		$1,664,106,022
Major Banks – 0.5%
UBS Group AG	10,136,432	$157,119,432

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 3.5%
EssilorLuxottica	1,495,243	$243,551,657
Nihon Kohden Corp. (h)	7,519,400	203,795,174
Shimadzu Corp.	9,690,200	351,788,794
Terumo Corp.	6,604,300	246,398,193
		$1,045,533,818
Oil Services – 0.3%
Core Laboratories N.V. (h)	2,270,138	$80,680,704
Other Banks & Diversified Financials – 1.3%
Chiba Bank Ltd.	10,812,300	$69,648,904
Hachijuni Bank Ltd.	10,607,200	35,207,207
Julius Baer Group Ltd.	1,551,505	95,172,845
Jyske Bank A.S. (a)	1,346,616	58,184,683
Mebuki Financial Group, Inc.	17,862,670	39,184,277
North Pacific Bank Ltd.	15,899,900	36,123,092
Sydbank A.S.	1,785,583	40,792,135
		$374,313,143
Pharmaceuticals – 0.9%
Santen Pharmaceutical Co. Ltd.	18,561,200	$255,910,484
Precious Metals & Minerals – 2.4%
Agnico-Eagle Mines Ltd.	3,419,848	$190,905,235
Franco-Nevada Corp.	3,779,260	404,653,440
Wheaton Precious Metals Corp.	3,421,323	122,378,298
		$717,936,973
Real Estate – 2.9%
Deutsche Wohnen SE	7,819,089	$367,459,230
LEG Immobilien AG	1,116,481	152,409,856
TAG Immobilien AG	4,606,073	130,933,761
Vonovia SE, REIT	3,401,923	216,476,195
		$867,279,042
Specialty Chemicals – 2.6%
Croda International PLC	1,217,556	$104,627,729
Kansai Paint Co. Ltd.	5,083,700	133,948,259
Sika AG	821,036	216,800,799
Symrise AG	2,671,099	311,710,774
		$767,087,561
Total Common Stocks		$27,368,395,588
Preferred Stocks – 2.1%
Consumer Products – 2.1%
Henkel AG & Co. KGaA	6,411,471	$631,083,644
	Strike Price	First Exercise
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a)	CHF 67.00	11/20/23	4,591,082	$1,615,068

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 5.1%
Money Market Funds – 5.1%
MFS Institutional Money Market Portfolio, 0.07% (v)	1,516,733,347	$1,516,733,347

Other Assets, Less Liabilities – 0.5%		133,690,023
Net Assets – 100.0%		$29,651,517,670
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,796,734,237 and $25,721,093,410, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CHF	Swiss Franc
JPY	Japanese Yen
Derivative Contracts at 2/28/21
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	1,261,899,292	JPY	133,359,410,000	HSBC Bank	8/19/2021	$8,381,643
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of February 28, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$1,324,762,149	$4,377,608,044	$—	$5,702,370,193
France	4,181,043,416	—	—	4,181,043,416
United States	3,884,313,891	—	—	3,884,313,891
Switzerland	3,677,800,816	—	—	3,677,800,816
United Kingdom	3,314,406,856	—	—	3,314,406,856
Germany	2,356,559,303	—	—	2,356,559,303
Taiwan	1,186,687,534	—	—	1,186,687,534
Canada	799,030,563	—	—	799,030,563
South Korea	—	589,816,618	—	589,816,618
Other Countries	2,309,065,110	—	—	2,309,065,110
Mutual Funds	1,516,733,347	—	—	1,516,733,347
Total	$24,550,402,985	$4,967,424,662	$—	$29,517,827,647
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$8,381,643	$—	$8,381,643
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Core Laboratories N.V.	$47,901,362	$—	$2,575,076	$(9,174,161)	$44,528,579	$80,680,704
Hirose Electric Co. Ltd.	340,339,867	—	29,914,799	52,600	77,275,182	387,752,850
IMI PLC	202,609,414	—	11,555,003	(648,974)	126,928,328	317,333,765
ITO EN Ltd.	409,171,070	—	46,946,094	18,122,529	(26,389,094)	353,958,411
Kobayashi Pharmaceutical Co. Ltd.	382,700,357	—	19,049,598	13,480,032	12,868,448	389,999,239
MFS Institutional Money Market Portfolio	1,532,254,924	3,138,469,819	3,153,861,134	(54,054)	(76,208)	1,516,733,347
Nihon Kohden Corp.	261,575,460	—	11,039,542	2,772,071	(49,512,815)	203,795,174
ROHTO Pharmaceutical Co. Ltd.	218,546,859	60,247,698	10,166,904	(661,857)	(33,026,284)	234,939,512
Toyo Suisan Kaisha Ltd.	398,493,013	—	16,875,065	4,366,545	(74,443,258)	311,541,235
	$3,793,592,326	$3,198,717,517	$3,301,983,215	$28,254,731	$78,152,878	$3,796,734,237
Affiliated Issuers	Dividend Income	Capital Gain Distributions
Core Laboratories N.V.	$59,190	$—
Hirose Electric Co. Ltd.	2,860,306	—
IMI PLC	8,042,707	—
ITO EN Ltd.	1,206,238	—
Kobayashi Pharmaceutical Co. Ltd.	2,762,316	—
MFS Institutional Money Market Portfolio	1,232,124	—
Nihon Kohden Corp.	1,114,899	—
ROHTO Pharmaceutical Co. Ltd.	823,679	—
Toyo Suisan Kaisha Ltd.	2,551,909	—
	$20,653,368	$—

Supplemental Information (unaudited) – continued
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2021, are as follows:
Japan	19.2%
United States	18.6%
France	14.1%
Switzerland	12.4%
United Kingdom	11.2%
Germany	7.9%
Taiwan	4.0%
Canada	2.7%
South Korea	2.0%
Other Countries	7.9%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.